Share-Based Compensation - Summary of Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2019 CAD ($) shares	Jun. 30, 2018 CAD ($) shares
Stock Options
Options outstanding (in shares) | shares	28,156,119	15,233,566
Granted (in shares) | shares	58,775,913	18,530,000
Exercised (in shares) | shares	(14,426,904)	(4,809,443)
Forfeited (in shares) | shares	(4,184,365)	(798,004)
Options outstanding (in shares) | shares	68,320,763	28,156,119
Weighted Average Exercise Price
Options outstanding (in CAD per share)	$ 5.36	$ 1.84
Granted (in CAD per share)	8.12	7.16
Exercised (in CAD per share)	3.22	1.91
Forfeited (in CAD per share)	8.41	2.66
Options outstanding (in CAD per share)	7.99	5.36
Weighted average share price (in CAD per share)	$ 10.05	$ 9.05